CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Convertible Notes
	December 31,
	2016	2015

Opening balance	$1,552	$568
Receipt of Convertible Notes	184	1,277
BCF in respect of Convertible Notes	(177)	(1,239)
Amortization of BCF	1,034	759
Capitalization of debts issuance costs	-	(38)
Amortization of debts issuance costs	16	9
Imputed interest	286	216

	$2,895	$1,552